Horizon Managed Risk ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Value
Aerospace & Defense - 2.9%
General Dynamics Corp.	3,633	$1,297,163
General Electric Co.	5,432	1,859,156
Howmet Aerospace, Inc.	4,112	1,079,523
L3Harris Technologies, Inc.	2,896	1,055,708
Lockheed Martin Corp.	2,086	1,372,755
Northrop Grumman Corp.	1,928	1,396,605
RTX Corp.	9,217	1,867,548
		9,928,458

Air Freight & Logistics - 0.3%
FedEx Corp.	3,079	1,191,573

Automobiles - 1.6%
Ford Motor Co.	121,284	1,708,892
General Motors Co.	25,719	2,024,342
Tesla, Inc. (a)	4,175	1,680,479
		5,413,713

Banks - 2.9%
Bank of America Corp.	51,018	2,542,227
Citigroup, Inc.	14,689	1,618,581
JPMorgan Chase & Co.	9,487	2,848,946
PNC Financial Services Group, Inc.	3,502	743,650
US Bancorp	15,979	873,412
Wells Fargo & Co.	17,804	1,450,136
		10,076,952

Beverages - 1.7%
Coca-Cola Co.	33,889	2,763,987
Monster Beverage Corp. (a)	13,616	1,161,445
PepsiCo, Inc.	12,507	2,122,938
		6,048,370

Biotechnology - 2.0%
AbbVie, Inc.	13,121	3,045,122
Amgen, Inc.	2,728	1,058,900
Gilead Sciences, Inc.	10,144	1,510,949
Regeneron Pharmaceuticals, Inc.	913	713,665
Vertex Pharmaceuticals, Inc. (a)	1,200	596,196
		6,924,832

Broadline Retail - 1.2%
Amazon.com, Inc. (a)	19,612	4,118,520

Building Products - 0.3%
Trane Technologies PLC	2,570	1,188,162

Capital Markets - 3.3%
Bank of New York Mellon Corp.	7,494	892,535
Blackrock, Inc.	1,050	1,116,392
Charles Schwab Corp.	19,046	1,813,179
CME Group, Inc.	3,148	1,005,786
Goldman Sachs Group, Inc.	1,234	1,060,709
Intercontinental Exchange, Inc.	5,048	828,528
Moody's Corp.	1,591	759,846
Morgan Stanley	9,047	1,506,416
Nasdaq, Inc.	8,247	722,272
Robinhood Markets, Inc. - Class A (a)	7,642	579,646
S&P Global, Inc.	2,770	1,224,008
		11,509,317

Chemicals - 0.8%
Corteva, Inc.	10,791	864,575
Linde PLC	2,259	1,147,753
Sherwin-Williams Co.	2,065	748,748
		2,761,076

Commercial Services & Supplies - 0.6%
Republic Services, Inc.	4,383	1,003,707
Waste Management, Inc.	4,873	1,173,613
		2,177,320

Communications Equipment - 1.1%
Arista Networks, Inc. (a)	9,004	1,202,034
Cisco Systems, Inc.	27,045	2,148,996
Motorola Solutions, Inc.	855	412,332
		3,763,362

Consumer Finance - 0.6%
American Express Co.	6,268	1,936,185

Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.	3,477	3,514,517
Walmart, Inc.	53,747	6,876,928
		10,391,445

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	16,558	463,789
Verizon Communications, Inc.	8,576	430,001
		893,790

Electric Utilities - 1.8%
American Electric Power Co., Inc.	12,054	1,613,066
Constellation Energy Corp.	4,090	1,349,209
Duke Energy Corp.	12,255	1,603,567
NextEra Energy, Inc.	18,989	1,780,599
		6,346,441

Electrical Equipment - 1.0%
AMETEK, Inc.	4,086	977,453
Eaton Corp. PLC	2,053	771,764
GE Vernova, Inc.	1,785	1,559,376
		3,308,593

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	7,647	1,116,921
Corning, Inc.	3,958	595,204
TE Connectivity PLC	1,385	318,758
		2,030,883

Entertainment - 0.7%
Netflix, Inc. (a)	15,740	1,514,818
Walt Disney Co.	4,538	481,209
Warner Bros Discovery, Inc. (a)	14,921	420,325
		2,416,352

Financial Services - 3.7%
Berkshire Hathaway, Inc. - Class B (a)	15,006	7,577,280
Mastercard, Inc. - Class A	6,162	3,187,048
Visa, Inc. - Class A	6,739	2,157,423
		12,921,751

Ground Transportation - 1.0%
CSX Corp.	24,464	1,044,368
Uber Technologies, Inc. (a)	18,167	1,370,155
Union Pacific Corp.	4,427	1,173,067
		3,587,590

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	12,063	1,403,530
Boston Scientific Corp. (a)	10,577	812,843
Edwards Lifesciences Corp. (a)	4,007	346,485
Intuitive Surgical, Inc. (a)	2,503	1,260,286
Medtronic PLC	10,070	983,436
Stryker Corp.	1,674	648,608
		5,455,188

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	1,726	395,651
Cencora, Inc.	1,175	437,264
Cigna Group	1,274	369,231
CVS Health Corp.	10,381	829,442
Elevance Health, Inc.	1,704	545,280
HCA Healthcare, Inc.	1,930	1,022,321
McKesson Corp.	801	790,883
UnitedHealth Group, Inc.	7,237	2,122,395
		6,512,467

Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	453	1,920,425
DoorDash, Inc. - Class A (a)	6,325	1,116,173
McDonald's Corp.	8,002	2,729,162
		5,765,760

Household Products - 1.0%
Procter & Gamble Co.	21,081	3,524,743

Industrial Conglomerates - 0.7%
3M Co.	5,040	833,213
Honeywell International, Inc.	6,179	1,505,142
		2,338,355

Insurance - 2.1%
Allstate Corp.	3,800	815,176
Aon PLC - Class A	2,253	755,814
Chubb Ltd.	4,604	1,569,319
Hartford Insurance Group, Inc.	5,272	742,456
Marsh & McLennan Cos., Inc.	4,858	907,183
Progressive Corp.	6,436	1,375,116
Travelers Cos., Inc.	3,162	975,919
		7,140,983

Interactive Media & Services - 9.0%
Alphabet, Inc. - Class A	82,259	25,645,066
Meta Platforms, Inc. - Class A	8,493	5,504,993
		31,150,059

IT Services - 0.4%
Accenture PLC - Class A	2,915	608,419
International Business Machines Corp.	3,475	834,730
		1,443,149

Life Sciences Tools & Services - 0.5%
Danaher Corp.	4,100	863,624
Thermo Fisher Scientific, Inc.	2,028	1,056,811
		1,920,435

Machinery - 1.3%
Caterpillar, Inc.	2,710	2,013,069
Cummins, Inc.	2,124	1,240,140
Parker-Hannifin Corp.	1,359	1,371,476
		4,624,685

Media - 0.1%
Comcast Corp. - Class A	12,289	380,468
Versant Media Group, Inc. (a)	485	16,160
		396,628

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	17,109	1,164,781
Newmont Corp.	14,532	1,889,160
		3,053,941

Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	18,027	3,366,723
ConocoPhillips	12,659	1,436,290
EOG Resources, Inc.	6,087	755,275
Exxon Mobil Corp.	34,567	5,271,467
Kinder Morgan, Inc.	27,406	911,798
Marathon Petroleum Corp.	3,486	690,960
Valero Energy Corp.	3,589	734,453
Williams Cos., Inc.	12,532	936,391
		14,103,357

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	14,794	922,702
Eli Lilly & Co.	4,351	4,577,208
Johnson & Johnson	20,212	5,021,267
Merck & Co., Inc.	22,117	2,738,527
Pfizer, Inc.	44,408	1,227,881
Zoetis, Inc.	2,709	355,150
		14,842,735

Professional Services - 0.2%
Automatic Data Processing, Inc.	2,862	613,498

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)	4,454	657,678

Semiconductors & Semiconductor Equipment - 13.4%
Advanced Micro Devices, Inc. (a)	10,250	2,052,152
Analog Devices, Inc.	1,470	523,011
Applied Materials, Inc.	4,102	1,527,175
Broadcom, Inc.	39,860	12,737,263
Intel Corp. (a)	10,928	498,426
KLA Corp.	452	689,097
Lam Research Corp.	9,092	2,126,528
Micron Technology, Inc.	8,816	3,635,454
NVIDIA Corp.	118,976	21,081,357
QUALCOMM, Inc.	7,024	999,937
Texas Instruments, Inc.	2,116	448,825
		46,319,225

Software - 7.7%
Adobe, Inc. (a)	2,212	580,451
AppLovin Corp. - Class A (a)	720	313,035
Autodesk, Inc. (a)	1,121	275,620
Cadence Design Systems, Inc. (a)	1,012	305,017
Intuit, Inc.	1,174	480,201
Microsoft Corp.	46,617	18,308,361
Oracle Corp.	17,257	2,509,168
Palantir Technologies, Inc. - Class A (a)	18,033	2,473,947
Roper Technologies, Inc.	751	262,647
Salesforce, Inc.	5,434	1,058,489
ServiceNow, Inc. (a)	1,932	208,675
		26,775,611

Specialty Retail - 3.8%
AutoZone, Inc. (a)	431	1,618,655
Home Depot, Inc.	8,715	3,317,975
Lowe's Cos., Inc.	6,524	1,726,055
O'Reilly Automotive, Inc. (a)	18,689	1,754,523
Ross Stores, Inc.	9,770	2,009,103
TJX Cos., Inc.	17,567	2,839,881
		13,266,192

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	56,071	14,812,837
Western Digital Corp.	2,216	619,815
		15,432,652

Tobacco - 1.0%
Altria Group, Inc.	21,183	1,462,474
Philip Morris International, Inc.	10,505	1,962,649
		3,425,123

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	3,760	816,258
TOTAL COMMON STOCKS (Cost $289,005,767)		318,513,407

EXCHANGE TRADED FUNDS - 6.2%	Shares	Value
Roundhill Magnificent Seven ETF	351,903	21,589,249
TOTAL EXCHANGE TRADED FUNDS (Cost $23,768,163)		21,589,249

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Health Care REITs - 0.3%
Welltower, Inc.	5,504	1,139,988

Industrial REITs - 0.4%
Prologis, Inc.	8,974	1,279,423

Retail REITs - 0.3%
Simon Property Group, Inc.	4,063	828,243

Specialized REITs - 0.5%
American Tower Corp.	4,114	789,312
Equinix, Inc.	975	949,904
		1,739,216
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,372,013)		4,986,870

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b)	1,183,966	1,183,966
TOTAL MONEY MARKET FUNDS (Cost $1,183,966)		1,183,966

TOTAL INVESTMENTS - 100.0% (Cost $318,329,909)		346,273,492
Other Assets in Excess of Liabilities - 0.0% (c)		128,862
TOTAL NET ASSETS - 100.0%		$346,402,354

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Managed Risk ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$318,513,407	$–	$–	$318,513,407
Exchange Traded Funds	21,589,249	–	–	21,589,249
Real Estate Investment Trusts	4,986,870	–	–	4,986,870
Money Market Funds	1,183,966	–	–	1,183,966
Total Investments	$346,273,492	$–	$–	$346,273,492

Refer to the Schedule of Investments for further disaggregation of investment categories.